AMOUNTS RECEIVABLE - ENBpar (Tables)	12 Months Ended
Dec. 31, 2023
AMOUNTS RECEIVABLE - ENBpar
Schedule of reconciliation of changes in amounts receivable from ENBpar

	2023	2022
Opening balance as of January 01	1,264,059	—
Additions	—	1,283,731
Effect on cash flow:
Receipts	(952,035)	(51,096)
Non-cash effect:
Financial discount	(332,014)	—
Interest	19,566	29,734
Exchange rate variation	424	1,690
Final balance on December 31	—	1,264,059